Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Mexico ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 15.0%
Banco del Bajio SA(a)	7,050,737	$14,933,629
Grupo Financiero Banorte SAB de CV, Class O	18,359,005	123,168,409
Grupo Financiero Inbursa SAB de CV, Class O(b)	15,875,822	37,943,938
Regional SAB de CV	2,355,132	13,230,753
		189,276,729
Beverages — 13.4%
Arca Continental SAB de CV	4,426,065	37,620,190
Coca-Cola Femsa SAB de CV	2,215,310	17,686,454
Fomento Economico Mexicano SAB de CV	12,721,498	113,758,434
		169,065,078
Building Products — 0.3%
Grupo Rotoplas SAB de CV(c)	3,658,564	3,263,275
Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	5,292,101	8,389,646
Chemicals — 1.1%
Alpek SAB de CV(c)	7,537,745	5,100,073
Orbia Advance Corp. SAB de CV	9,811,457	8,809,400
		13,909,473
Construction Materials — 5.9%
Cemex SAB de CV, NVS	106,178,667	59,335,522
GCC SAB de CV	1,645,014	14,744,125
		74,079,647
Consumer Finance — 1.1%
Gentera SAB de CV	11,175,147	14,257,709
Consumer Staples Distribution & Retail — 9.0%
Grupo Comercial Chedraui SA de CV	1,689,488	10,775,924
La Comer SAB de CV(c)	3,804,289	6,169,725
Wal-Mart de Mexico SAB de CV	36,024,470	95,864,057
		112,809,706
Diversified REITs — 2.6%
Concentradora Fibra Danhos SA de CV(c)	5,442,122	5,752,545
Fibra Uno Administracion SA de CV	25,207,188	26,371,743
		32,124,288
Diversified Telecommunication Services — 0.7%
Operadora De Sites Mexicanos SAB de CV(c)	13,142,843	8,847,172
Food Products — 4.9%
Gruma SAB de CV, Class B	1,614,595	27,651,605
Grupo Bimbo SAB de CV, Series A(c)	11,267,978	33,683,161
		61,334,766
Ground Transportation — 0.3%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	5,095,486	4,145,693
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV	5,118,154	11,364,988
Household Products — 1.5%
Kimberly-Clark de Mexico SAB de CV, Class A	13,682,688	18,657,138
Industrial Conglomerates — 4.3%
Alfa SAB de CV, Class A	32,537,523	24,676,727
Grupo Carso SAB de CV, Series A1	4,877,888	29,388,719
		54,065,446
Industrial REITs — 3.2%
FIBRA Macquarie Mexico(a)(c)	8,221,154	12,838,653
Prologis Property Mexico SA de CV	9,385,673	28,051,797
		40,890,450
Security	Shares	Value
Insurance — 1.2%
Qualitas Controladora SAB de CV	1,931,818	$14,631,076
Media — 1.5%
Grupo Televisa SAB, CPO	24,458,812	9,666,609
Megacable Holdings SAB de CV, CPO	4,852,658	9,350,200
		19,016,809
Metals & Mining — 10.4%
Grupo Mexico SAB de CV, Series B	21,468,662	105,277,642
Industrias Penoles SAB de CV(b)	1,787,802	26,010,240
		131,287,882
Passenger Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)	11,405,626	8,785,016
Pharmaceuticals — 0.9%
Genomma Lab Internacional SAB de CV, Class B	8,067,753	10,750,378
Real Estate Management & Development — 1.5%
Corp Inmobiliaria Vesta SAB de CV	7,817,872	18,785,238
Transportation Infrastructure — 11.0%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,594,123	21,026,554
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,200,884	60,145,230
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,538,004	39,851,300
Promotora y Operadora de Infraestructura SAB de CV	1,872,919	17,882,373
		138,905,457
Wireless Telecommunication Services — 7.4%
America Movil SAB de CV, Series B	125,841,685	93,578,959
Total Long-Term Investments — 99.5% (Cost: $1,794,365,928)		1,252,222,019
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	5,691,623	5,694,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	490,000	490,000
Total Short-Term Securities — 0.5% (Cost: $6,181,644)		6,184,469
Total Investments — 100.0% (Cost: $1,800,547,572)		1,258,406,488
Liabilities in Excess of Other Assets — (0.0)%		(16,936)
Net Assets — 100.0%		$1,258,389,552

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Mexico ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,678,121	$—	$(983,346)(a)	$1,444	$(1,750)	$5,694,469	5,691,623	$14,811 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	—	(240,000)(a)	—	—	490,000	490,000	9,947	—
				$1,444	$(1,750)	$6,184,469		$24,758	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	206	12/20/24	$5,067	$(198,528)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,252,222,019	$—	$—	$1,252,222,019
Short-Term Securities
Money Market Funds	6,184,469	—	—	6,184,469
	$1,258,406,488	$—	$—	$1,258,406,488

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Mexico ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(198,528)	$—	$—	$(198,528)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares